UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

FORM N-Q

JANUARY 31, 2019

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	January 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
COMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 4.4%
AT&T Inc.	403,124	$12,117,908
Verizon Communications Inc.	251,955	13,872,642

Total Diversified Telecommunication Services		25,990,550

Media - 2.5%
Omnicom Group Inc.	189,930	14,791,748

TOTAL COMMUNICATION SERVICES		40,782,298

CONSUMER DISCRETIONARY - 9.9%
Automobiles - 2.3%
Ford Motor Co.	1,542,788	13,576,535

Distributors - 1.3%
Genuine Parts Co.	76,402	7,626,448

Hotels, Restaurants & Leisure - 5.5%
Carnival Corp.	217,506	12,523,995
Cracker Barrel Old Country Store Inc.	26,011	4,351,120
Las Vegas Sands Corp.	5,358	312,693
McDonald’s Corp.	86,487	15,462,146

Total Hotels, Restaurants & Leisure		32,649,954

Specialty Retail - 0.8%
L Brands Inc.	170,180	4,737,811

TOTAL CONSUMER DISCRETIONARY		58,590,748

CONSUMER STAPLES - 17.9%
Food Products - 8.5%
Archer-Daniels-Midland Co.	310,096	13,923,310
General Mills Inc.	317,346	14,102,856
Hershey Co.	104,685	11,107,079
Kraft Heinz Co.	233,529	11,223,404

Total Food Products		50,356,649

Household Products - 7.5%
Clorox Co.	95,214	14,127,853
Kimberly-Clark Corp.	133,246	14,840,940
Procter & Gamble Co.	161,553	15,585,018

Total Household Products		44,553,811

Tobacco - 1.9%
Altria Group Inc.	230,832	11,391,559

TOTAL CONSUMER STAPLES		106,302,019

ENERGY - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
Exxon Mobil Corp.	179,177	13,130,090

See Notes to Schedule of Investments.

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Phillips 66	130,380	$12,439,556
Valero Energy Corp.	132,018	11,593,821

TOTAL ENERGY		37,163,467

FINANCIALS - 4.5%
Banks - 1.3%
People’s United Financial Inc.	318,624	5,219,061
Umpqua Holdings Corp.	139,914	2,473,680

Total Banks		7,692,741

Capital Markets - 0.1%
Cohen & Steers Inc.	18,511	696,569

Insurance - 1.0%
American Financial Group Inc.	28,374	2,706,596
Old Republic International Corp.	160,645	3,236,996

Total Insurance		5,943,592

Mortgage Real Estate Investment Trusts (REITs) - 1.0%
AGNC Investment Corp.	27,087	485,128
Arbor Realty Trust Inc.	47,078	563,052
New Residential Investment Corp.	265,475	4,507,766
TPG RE Finance Trust Inc.	18,935	375,481

Total Mortgage Real Estate Investment Trusts (REITs)		5,931,427

Thrifts & Mortgage Finance - 1.1%
Capitol Federal Financial Inc.	35,713	459,626
New York Community Bancorp Inc.	433,847	5,041,302
Northwest Bancshares Inc.	43,820	772,985

Total Thrifts & Mortgage Finance		6,273,913

TOTAL FINANCIALS		26,538,242

HEALTH CARE - 2.4%
Pharmaceuticals - 2.4%
Pfizer Inc.	340,674	14,461,611

INDUSTRIALS - 6.8%
Air Freight & Logistics - 2.3%
United Parcel Service Inc., Class B Shares	128,001	13,491,305

Electrical Equipment - 4.5%
Eaton Corp. PLC	179,297	13,671,396
Emerson Electric Co.	201,072	13,164,184

Total Electrical Equipment		26,835,580

TOTAL INDUSTRIALS		40,326,885

INFORMATION TECHNOLOGY - 2.4%
IT Services - 2.4%
Paychex Inc.	204,917	14,508,124

See Notes to Schedule of Investments.

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
REAL ESTATE - 15.7%
Equity Real Estate Investment Trusts (REITs) - 15.7%
Agree Realty Corp.	20,426	$1,348,729
Apple Hospitality REIT Inc.	127,257	2,088,287
Chatham Lodging Trust	30,879	624,065
Crown Castle International Corp.	133,233	15,596,255
Easterly Government Properties Inc.	36,427	654,229
EPR Properties	53,119	3,880,874
Four Corners Property Trust Inc.	27,714	782,643
Gaming and Leisure Properties Inc.	110,458	4,142,175
Healthcare Trust of America Inc., Class A Shares	121,773	3,460,789
Highwoods Properties Inc.	59,506	2,637,306
Hospitality Properties Trust	75,390	2,009,897
Industrial Logistics Properties Trust	17,361	373,088
Lamar Advertising Co., Class A Shares	59,219	4,408,855
Lexington Realty Trust	102,649	986,457
Liberty Property Trust	85,830	4,046,026
LTC Properties Inc.	22,913	1,086,993
Medical Properties Trust Inc.	197,526	3,594,973
Monmouth Real Estate Investment Corp.	24,949	342,799
National Health Investors Inc.	21,993	1,831,137
National Retail Properties Inc.	89,274	4,705,633
Office Properties Income Trust	8,982	287,693
Piedmont Office Realty Trust Inc., Class A Shares	71,990	1,393,726
Public Storage	44,460	9,448,639
Sabra Health Care REIT Inc.	26,896	552,444
STORE Capital Corp.	142,550	4,607,216
Ventas Inc.	249,161	16,068,393
WP Carey Inc.	31,785	2,380,379

TOTAL REAL ESTATE		93,339,700

UTILITIES - 26.8%
Electric Utilities - 12.1%
American Electric Power Co. Inc.	205,667	16,272,373
Duke Energy Corp.	181,356	15,919,430
Eversource Energy	200,636	13,926,145
Hawaiian Electric Industries Inc.	36,610	1,361,526
OGE Energy Corp.	114,027	4,669,406
Pinnacle West Capital Corp.	75,809	6,680,289
Xcel Energy Inc.	247,076	12,936,899

Total Electric Utilities		71,766,068

See Notes to Schedule of Investments.

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY		SHARES	VALUE
Multi-Utilities - 14.7%
Ameren Corp.		145,619	$10,097,221
CenterPoint Energy Inc.		269,059	8,319,304
Consolidated Edison Inc.		176,259	13,686,511
Dominion Energy Inc.		214,857	15,091,556
DTE Energy Co.		103,266	12,159,571
NorthWestern Corp.		38,761	2,477,216
Public Service Enterprise Group Inc.		258,683	14,111,158
WEC Energy Group Inc.		157,487	11,501,276

Total Multi-Utilities			87,443,813

TOTAL UTILITIES			159,209,881

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $578,907,785)			591,222,975

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,455,408)	2.329%	1,455,408	1,455,408

TOTAL INVESTMENTS - 99.8% (Cost - $580,363,193)			592,678,383
Other Assets in Excess of Liabilities - 0.2%			1,454,978

TOTAL NET ASSETS - 100.0%			$594,133,361

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

At January 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
CME E-Mini Standard & Poor’s 500 Index Future	12	3/19	$1,564,669	$1,622,700	$58,031

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS Low Volatility High Dividend Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Underlying Index is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads,

Notes to Schedule of Investments (unaudited) (continued)

default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Notes to Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$591,222,975	—	—	$591,222,975
Short-Term Investments†	1,455,408	—	—	1,455,408

Total Investments	$592,678,383	—	—	$592,678,383

Other Financial Instruments:
Futures Contracts	$58,031	—	—	$58,031

Total	$592,736,414	—	—	$592,736,414

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 22, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 22, 2019